Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total to PEO(1) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Income Before Income Taxes(5) ($)
					Total Share- holder Return(4) ($)	S&P Healthcare Index Total Shareholder Return(4) ($)
2025	2,685,370	3,407,752	1,613,576	2,309,531	239.23	148.38	120,015,000	137,497,000
2024	2,154,574	2,650,982	1,323,467	1,696,113	183.17	129.47	101,927,000	105,289,000
2023	1,609,695	2,416,165	971,183	1,579,389	153.90	126.22	66,798,000	75,304,000
2022	1,159,207	1,048,455	696,866	600,179	95.43	123.67	22,445,000	45,505,000
2021	2,249,445	2,132,097	1,288,949	1,157,347	105.34	126.13	138,590,000	163,404,000

(1)	The principal executive officer (“PEO”) for each of the covered fiscal years is Stephen F. Flatt, who began serving as our Chief Executive Officer (“CEO”) in January 2017.
(2)	The non-PEO Named Executive Officers (“NEO’s”) represent the following individuals for each of the years shown:
2025-2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President and Chief Financial Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2025. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Total ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2025	2,685,370	1,340,528	396,676	(220,521)	—	11,395	(505,215)	(300,481)	3,407,752
2024	2,154,574	686,180	287,502	25,354	—	12,844	(272,051)	(243,420)	2,650,982
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097

Average for Other NEO’s
2025	1,613,576	757,046	187,378	(124,868)	389,531	6,663	(287,760)	(232,035)	2,309,531
2024	1,323,467	489,322	214,340	20,664	—	7,328	(157,802)	(201,207)	1,696,113
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347

(4)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2020 in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company’s performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

Company Selected Measure Name	adjusted income before income taxes
Named Executive Officers, Footnote
(1)	The principal executive officer (“PEO”) for each of the covered fiscal years is Stephen F. Flatt, who began serving as our Chief Executive Officer (“CEO”) in January 2017.
(2)	The non-PEO Named Executive Officers (“NEO’s”) represent the following individuals for each of the years shown:
2025-2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President and Chief Financial Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.

Peer Group Issuers, Footnote
(4)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2020 in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

PEO Total Compensation Amount	$ 2,685,370	$ 2,154,574	$ 1,609,695	$ 1,159,207	$ 2,249,445
PEO Actually Paid Compensation Amount	$ 3,407,752	2,650,982	2,416,165	1,048,455	2,132,097
Adjustment To PEO Compensation, Footnote
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2025. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Total ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2025	2,685,370	1,340,528	396,676	(220,521)	—	11,395	(505,215)	(300,481)	3,407,752
2024	2,154,574	686,180	287,502	25,354	—	12,844	(272,051)	(243,420)	2,650,982
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097

Average for Other NEO’s
2025	1,613,576	757,046	187,378	(124,868)	389,531	6,663	(287,760)	(232,035)	2,309,531
2024	1,323,467	489,322	214,340	20,664	—	7,328	(157,802)	(201,207)	1,696,113
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347

Non-PEO NEO Average Total Compensation Amount	$ 1,613,576	1,323,467	971,183	696,866	1,288,949
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,309,531	1,696,113	1,579,389	600,179	1,157,347
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2025. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Total ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2025	2,685,370	1,340,528	396,676	(220,521)	—	11,395	(505,215)	(300,481)	3,407,752
2024	2,154,574	686,180	287,502	25,354	—	12,844	(272,051)	(243,420)	2,650,982
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165
2022	1,159,207	179,539	(55,113)	(11,060)	—	11,987	(81,018)	(155,087)	1,048,455
2021	2,249,445	326,112	(18,021)	—	—	12,699	(319,008)	(119,130)	2,132,097

Average for Other NEO’s
2025	1,613,576	757,046	187,378	(124,868)	389,531	6,663	(287,760)	(232,035)	2,309,531
2024	1,323,467	489,322	214,340	20,664	—	7,328	(157,802)	(201,207)	1,696,113
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389
2022	696,866	125,341	(29,711)	(25,350)	—	6,445	(46,995)	(126,418)	600,179
2021	1,288,949	181,502	(55,529)	—	—	11,411	(177,548)	(91,438)	1,157,347

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The financial performance measures which we believe are most important to link compensation actually paid to each of our Named Executive Officers for the fiscal year ended December 31, 2025 to our performance and the only ones used by the Company are:
Net Income
Adjusted Income Before Income Taxes
Adjusted Income Before Income Taxes is calculated by beginning with the income before income taxes line item in the consolidated statements of operations and adding: (i) the unrealized gains or losses on marketable equity securities and (ii) net income or loss attributable to noncontrolling interest.

Total Shareholder Return Amount	$ 239.23	183.17	153.9	95.43	105.34
Peer Group Total Shareholder Return Amount	148.38	129.47	126.22	123.67	126.13
Net Income (Loss)	$ 120,015,000	$ 101,927,000	$ 66,798,000	$ 22,445,000	$ 138,590,000
Company Selected Measure Amount	137,497,000	105,289,000	75,304,000	45,505,000	163,404,000
PEO Name	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income Before Income Taxes
Non-GAAP Measure Description
(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company’s performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,340,528	$ 686,180	$ 835,305	$ 179,539	$ 326,112
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,676	287,502	400,577	(55,113)	(18,021)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,521)	25,354	(30,055)	(11,060)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,395	12,844	12,913	11,987	12,699
PEO | Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,215)	(272,051)	(261,880)	(81,018)	(319,008)
PEO | Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,481)	(243,420)	(150,390)	(155,087)	(119,130)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,046	489,322	621,394	125,341	181,502
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,378	214,340	281,490	(29,711)	(55,529)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,868)	20,664	(24,498)	(25,350)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	389,531	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,663	7,328	7,104	6,445	11,411
Non-PEO NEO | Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,760)	(157,802)	(154,936)	(46,995)	(177,548)
Non-PEO NEO | Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (232,035)	$ (201,207)	$ (122,349)	$ (126,418)	$ (91,438)